Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation	12 Months Ended
Dec. 31, 2015
Banking Premises [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, depreciation method	Straight-Line and Accelerated
Furniture and Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, depreciation method	Straight-Line and Accelerated
Minimum [Member] | Banking Premises [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, useful life	15 years
Minimum [Member] | Furniture and Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Banking Premises [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, useful life	40 years
Maximum [Member] | Furniture and Equipment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives and Methods of Depreciation [Line Items]
Property, plant and equipment, useful life	10 years